Earnings per share - Calculation (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Before tax
Based on operating profit based on longer-term investment returns	£ 2,405	£ 2,358
Short-term fluctuations in investment returns on shareholder-backed business	(113)	(573)
Amortisation of acquisition accounting adjustments	(22)	(32)
(Loss) profit attaching to disposal of businesses and corporate transactions	(570)	61
Cumulative exchange gain recycled from other comprehensive income		61
Profit before tax attributable to shareholders	1,700	1,814
Tax
Based on operating profit based on longer-term investment returns	(429)	(563)
Short-term fluctuations in investment returns on shareholder-backed business	(24)	248
Amortisation of acquisition accounting adjustments	4	6
(Loss) attaching to disposal of businesses and corporate transactions	105
Based on profit for the period	(344)	(309)
Non-controlling interests
Based on operating profit based on longer-term investment returns	(1)
Based on profit for the period	(1)
Net of tax and non-controlling interests
Based on operating profit based on longer-term investment returns	1,975	1,795
Short-term fluctuations in investment returns on shareholder-backed business	(137)	(325)
Amortisation of acquisition accounting adjustments	(18)	(26)
(Loss) attaching to disposal of businesses and corporate transactions	(465)
Cumulative exchange gain (loss) on sold business, recycled from other comprehensive income		61
Profit for the period attributable to equity holders of the Company	£ 1,355	£ 1,505
Basic earnings per share
Based on operating profit based on longer-term investment returns (in GBP per share)	£ 0.768	£ 0.700
Short-term fluctuations in investment returns on shareholder-backed business (in GBP per share)	(0.053)	(0.127)
Amortisation of acquisition accounting adjustments (in GBP per share)	(0.007)	(0.010)
(Loss) attaching to disposal of businesses and corporate transactions (in GBP per share)	(0.181)
Cumulative exchange gain (loss) on sold business, recycled from other comprehensive income (in GBP per share)		0.024
Based on profit for the period (in GBP per share)	0.527	0.587
Diluted earnings per share
Based on operating profit based on longer-term investment returns (in GBP per share)	0.767	0.699
Short-term fluctuations in investment returns on shareholder-backed business (in GBP per share)	(0.053)	(0.127)
Amortisation of acquisition accounting adjustments (in GBP per share)	(0.007)	(0.010)
(Loss) attaching to disposal of businesses and corporate transactions (in GBP per share)	(0.181)
Cumulative exchange gain (loss) on sold business, recycled from other comprehensive income (in GBP per share)		0.024
Based on profit for the period (in GBP per share)	£ 0.526	£ 0.586